ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities

(in thousands of $)	2014	2013
Vessel operating expenses	6,305	1,959
Administrative expenses	1,330	799
Interest expense	10,555	11,074
	18,190	13,832